11. INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
Investments In Associates Tables
Summarized statement of financial position

IN MILLIONS OF USD	DEC 31, 2017 NUANCE GROUP (CHICAGO) LLC	DEC 31, 2017 MIDWAY PARTNERSHIP LLC	DEC 31, 2017 TOTAL	DEC 31, 2016 NUANCE GROUP (CHICAGO) LLC
Cash and cash equivalents	2.6	1.4	4.0	2.5
Other current assets	4.0	2.7	6.7	4.0
Non-current assets	3.0	1.0	4.0	3.2
Other current liabilities	(3.9)	(2.9)	(6.8)	(2.8)
Net assets	5.7	2.2	7.9	6.9

Proportion of Hudson’s ownership	35.0%	50.0%		35.0%
Hudson’s share of the equity	2.0	1.1	3.1	2.4

Summarized statement of comprehensive income

2017 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	OTHER ASSOCIATES	TOTAL

Turnover	18.7	15.1	–	33.8
Depreciation, amortization and impairment	(0.1)	–	–	(0.1)
Net earnings for the year	(1.0)	0.2	–	(0.8)

Total comprehensive income	(1.0)	0.2	–	(0.8)

HUDSON'S SHARE	35.0%	50.0%
Net earnings for the year	(0.4)	0.1	–	(0.3)
Total comprehensive income	(0.4)	0.1	–	(0.3)

2016 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	OTHER ASSOCIATES	TOTAL

Turnover	20.0	–	–	20.0
Depreciation, amortization and impairment	(0.1)	–	–	(0.1)
Net earnings for the year	(2.1)	–	–	(2.1)

Total comprehensive income	(2.1)	–	–	(2.1)

HUDSON'S SHARE	35.0%
Net earnings for the year	(0.7)	–	–	(0.7)
Total comprehensive income	(0.7)	–	–	(0.7)

2015 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	OTHER ASSOCIATES	TOTAL

Turnover	23.9	–	4.4	28.3
Depreciation, amortization and impairment	(0.2)	–	(0.1)	(0.3)
Other operational result	–	–	1.1	1.1
Net earnings for the year	3.5	–	1.4	4.9

Total comprehensive income	3.5	–	1.4	4.9

HUDSON'S SHARE	35.0%
Net earnings for the year	1.2	–	0.5	1.7
Total comprehensive income	1.2	–	0.5	1.7

Reconciliation of the carrying amount of its investments

IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	OTHER ASSOCIATES	TOTAL
Net earnings	1.2	–	0.5	1.7
Dividends received	(0.7)	–	(0.5)	(1.2)
Disposals	–	–	(30.0)	(30.0)
Carrying value at December 31, 2015	3.3	–	–	3.3

Net earnings	(0.7)	–	–	(0.7)
Dividends received	(0.2)	–	–	(0.2)
Carrying value at December 31, 2016	2.4	–	–	2.4

Contribution to new partnership	–	1.0	–	1.0
Net earnings	(0.4)	0.1	–	(0.3)
Carrying value at December 31, 2017	2.0	1.1	–	3.1